Intangible Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Line Items]
Other intangible developments	€ 1,712,975	€ 835,706
Amortization expense	49,684	49,984	€ 858
Intangible Assets [Member]
Intangible Assets [Line Items]
Other intangible developments	€ 924,745	€ 516,684